Note 4 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31
	2017	2016
Basic
Net earnings (loss)	$(2,678,684)	$294,000
Weighted average common shares	6,851,944	6,799,444
Dilutive
Net earnings (loss)	$(2,678,684)	$294,000
Weighted average common shares and common share equivalents	6,851,944	6,799,444